Securities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Proceeds from Sale of Available-for-sale Securities, Debt	$ 23,500	$ 0
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 782	$ 0
U.S. Government Agencies [Member]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions		3